CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2024
Contract Liabilities
CONTRACT LIABILITIES

NOTE 9 – CONTRACT LIABILITIES

Contract liabilities consist of the following:

	December 31,
	2024	2023

Balance at beginning of year	$996,526	$867,132
Additions	886,737	847,945
Recognized to revenue during the year	(1,353,286)	(721,180)
Exchange adjustment	3,506	2,629
Balance at end of year	$533,483	$996,526